CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
REVENUES
Gross revenues	$ 2,816	$ 4,808	$ 8,579
Royalties	(336)	(735)	(1,483)
Total Revenues, net of royalties	2,480	4,073	7,096
EXPENSES
Operating and transportation	2,085	2,971	3,843
Amortization, depletion and impairment losses	2,628	4,493	4,189
General and administrative	1,671	1,571	2,246
Financing expenses	1,039	1,579	1,117
Stock based compensation	8	188	771
Foreign exchange (gain) loss	(486)	(212)	288
Loss on disposal of E&E assets	0	175	0
Loss on disposal of property and equipment	2	0	6
Change in fair value of warrant liability	0	0	(754)
Change in fair value of derivative liability	(153)	(1,073)	(2,245)
Loss on debt extinguishment	918	0	1,398
(Gain) loss on financial contract liability	0	(63)	3,348
Total Expenses	7,712	9,629	14,207
Loss before income taxes and other items	(5,232)	(5,556)	(7,111)
Other income	23	70	3
Loss for the year	(5,209)	(5,486)	(7,108)
Items that may be subsequently reclassified to profit or loss:
Foreign currency translation adjustment	(973)	(673)	2,497
Comprehensive loss	$ (6,182)	$ (6,159)	$ (4,611)
Loss per common share - basic and diluted	$ (0.08)	$ (0.13)	$ (0.19)